[AIM LOGO APPEARS HERE]           Dear Shareholder:

              [PHOTO of           For the most part, the six-month period
          Charles T. Bauer,       covered by this report on the Liquid Assets
           Chairman of the        Portfolio of Short-Term Investments Co. was
LETTER    Board of The Fund       marked by relative stability in short-term
TO OUR      APPEARS HERE]         financial markets. The markets expected that
SHAREHOLDERS                      Federal Reserve Board policy would be
                                  unchanged because of prevailing evidence of an
               economy growing at a sustainable, noninflationary rate.
                 Only during the last week of February 1997 did short-term rates move significantly, rising as markets began to anticipate higher short-term interest rates. That change in market sentiment occurred primarily in response to statements by Fed Chairman Alan Greenspan. In his semiannual testimony before Congress, Greenspan spoke of the Open Market Committee's being on "heightened" alert to the possibility of future inflation. Greenspan's concern focused on the continued dramatic rise in equity markets and on evidence that a strong job market could ignite inflationary wage pressures.

               YOUR INVESTMENT PORTFOLIO

               Because of its relatively short average maturity, Liquid Assets Portfolio was able to respond more quickly to market signals than funds with longer average maturity structures and thereby improve the Fund's performance. At the close of the reporting period, the weighted average maturity of the portfolio was 26 days.
                 As shown in the table, performance of the Institutional Class of the Portfolio as of February 28, 1997, compared very favorably with performance reported for comparative indexes.

                                   Yields as of 2/28/97

                                          Average         Seven-Day
                                       Monthly Yield        Yield

               Liquid Assets Portfolio
               Institutional Class         5.31%            5.33%

               IBC Money Fund
               Averages(TM) -
               Total Institutions
               Only                        5.01%            5.04%

               IBC Money Fund
               Averages(TM) -
               First-Tier Institutions
               Only                        5.10%            5.11%

                                   Lipper Rankings as of 2/28/97

                      Liquid Assets Portfolio      Funds in
                        Institutional Class   Institutional Money    Percentile
               Period          Rank             Market Category         Rank

               1 Year           3                     162                5%
               3 Years          3                     120                3%

               (Inception 11/4/93)
               Fund percentage rankings are based on cumulative total returns and are vs. all institutional money market funds tracked by Lipper Analytical Services, Inc., excluding sales charges and including fees and expenses. Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. Past performance cannot guarantee comparable future results.

                 The Institutional Class of Liquid Assets Portfolio ranked near the top in its Lipper Category for all institutional money market funds for the one-year period ended February 28, 1997, ranking No. 3 out of 162 institutional money market funds.
                 Net assets of the Institutional Class stood at $2.59 billion as of February 28, 1997, up from $1.99 billion as of August 31, 1996.
                 The Liquid Assets Portfolio invests solely in securities rated
               "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income

                                                                     (continued)
               as is consistent with the preservation of capital and liquidity. Using a barbell maturity structure, portfolio management emphasizes superior credit quality in purchasing money market securities such as commercial paper and selected repurchase agreement securities. As with any money market fund, your investment in Liquid Assets Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

               OUTLOOK FOR THE FUTURE

               As the reporting period drew to a close, there was uncertainty concerning the movement of interest rates. As mentioned above, Fed Chairman Greenspan had told Congress the central bank was vigilant about "potentially inflationary expansion." On the other hand, information and data prepared in advance of the Open Market Committee's March meeting reported temperate price pressures in both the retail and manufacturing sectors, and described the economy as expanding at "a relatively moderate pace."
                 While this made an imminent interest rate hike seem unlikely, it left markets alert to the possibility of a Fed tightening in the near term. Liquid Assets Portfolio management will remain cautionary and will continue to manage the portfolio to provide the maximum flexibility possible to respond to changes in the short-term interest rate environment.
                 The prudence of that cautionary stance became evident on
               March 25, 1997, after the close of the reporting period. The Federal Reserve Board's Open Market Committee raised the target federal funds rate 25 basis points, a step that, by then, had become widely anticipated.

               AIM/INVESCO MERGER FINALIZED

               We are pleased to announce that the merger of A I M Management Group Inc. and INVESCO plc was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $160 billion in assets under management.
                 The merger creates a company with the financial strength
               necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide. Though now under one holding company, AIM and INVESCO will continue to operate as separate entities. Therefore, this merger will not change the portfolio management, investment style, or name of any of the AIM funds you own. The merger's completion begins a new and promising era for AIM, one we believe will yield exciting opportunities.
                 We are pleased to send you this report concerning your
               investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,

               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

                      The annual shareholder meeting of
                   Short-Term Investments Co. and the Liquid
                         Assets Portfolio was held on
                 February 7, 1997. For details of the business
                 transacted at that meeting, please see Note 2
                  to the Financial Statements in this report.

             AVERAGE MONTHLY YIELD COMPARISON
             6 months ended 2/28/97 (Yields are average monthly yields for the month-ends shown)

                           Short-Term
                         Investments Co.          IBC                IBM
                             Liquid            Money Fund         Money Fund
                             Assets            Averages(TM)       Averages(TM)
                            Portfolio          First-Tier           Total
                          Institutional       Institutions        Institutions
                             Class                Only               Only

              9/96            5.33%               5.10%              5.02%
             10/96            5.30                5.09               5.02
             11/96            5.40                5.10               5.04
             12/96            5.42                5.12               5.03
              1/97            5.38                5.12               5.04
              2/97            5.33                5.10               5.01

             WEIGHTED AVERAGE MATURITY COMPARISON
             6 months ended 2/28/97

                           Short-Term
                         Investments Co.          IBC                IBM
                             Liquid            Money Fund         Money Fund
                             Assets            Averages(TM)       Averages(TM)
                            Portfolio          First-Tier           Total
                          Institutional       Institutions        Institutions
                             Class                Only               Only

              9/96              28 Days             45 Days            45 Days
             10/96              20                  47                 47
             11/96              18                  42                 46
             12/96              19                  47                 46
              1/97              19                  47                 45
              2/97              26                  49                 55

             Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark--for weighted average maturities; IBC Money Fund Insight--Registered Trademark--for average monthly yields.

SCHEDULE OF INVESTMENTS
February 28, 1997
(Unaudited)

                                      MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 27.62%(a)
BASIC INDUSTRY - 0.90%

CHEMICALS - 0.90%

Bayer Corp.
 5.26%                                05/12/97 $ 25,000  $   24,737,000
-----------------------------------------------------------------------
    Total Basic Industry                                     24,737,000
-----------------------------------------------------------------------

CAPITAL GOODS - 1.26%

ELECTRICAL EQUIPMENT - 1.26%

Siemens Capital Corp.
 5.27%                                05/19/97   25,000      24,710,882
-----------------------------------------------------------------------
 5.27%                                06/04/97   10,000       9,860,930
-----------------------------------------------------------------------
    Total Capital Goods                                      34,571,812
-----------------------------------------------------------------------

CONSUMER DURABLES - 0.90%

AUTOMOBILE - 0.90%

Toyota Motor Credit Corp.
 5.28%                                06/16/97   25,000      24,607,667
-----------------------------------------------------------------------
    Total Consumer Durables                                  24,607,667
-----------------------------------------------------------------------

CONSUMER NONDURABLES - 2.28%

DRUGS - 0.38%

Warner-Lambert Co.
 5.25%                                03/12/97   10,500      10,483,156
-----------------------------------------------------------------------

FOOD PROCESSING - 1.08%

Campbell Soup Co.
 5.27%                                08/26/97   15,000      14,609,142
-----------------------------------------------------------------------
Sara Lee Corp.
 5.30%                                03/27/97   15,000      14,942,583
-----------------------------------------------------------------------
                                                             29,551,725
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 0.82%

Colgate Palmolive Co.
 5.31%                                04/09/97   22,632      22,501,809
-----------------------------------------------------------------------
    Total Consumer Nondurables                               62,536,690
-----------------------------------------------------------------------

ENERGY - 0.90%

OIL & GAS (INTEGRATED) - 0.90%

Mobil Australia Finance Co., Inc.
 5.29%                                05/30/97   25,000      24,669,375
-----------------------------------------------------------------------
    Total Energy                                             24,669,375
-----------------------------------------------------------------------

FINANCIAL - 15.29%

ASSET-BACKED SECURITIES - 2.89%

Asset Securization Cooperative Corp.
 5.31%                                03/11/97   15,000      14,977,875
-----------------------------------------------------------------------
Ciesco, L.P.
 5.29%                                04/29/97   25,000      24,783,257
-----------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
 5.30%                                05/20/97   25,000      24,705,556
-----------------------------------------------------------------------

                                         MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Sheffield Receivables Corp.
 5.28%                                   04/22/97 $ 15,112  $   14,996,746
--------------------------------------------------------------------------
                                                                79,463,434
--------------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 2.47%

Merrill Lynch & Co., Inc.
 5.32%                                   08/12/97   20,000      19,515,289
--------------------------------------------------------------------------
 5.27%                                   08/27/97   25,000      24,344,910
--------------------------------------------------------------------------
 5.29%                                   11/10/97   25,000      24,066,903
--------------------------------------------------------------------------
                                                                67,927,102
--------------------------------------------------------------------------

BUSINESS CREDIT - 3.28%

CIT Group Holdings, Inc.
 5.42%                                   03/03/97   90,000      89,972,900
--------------------------------------------------------------------------

INSURANCE (PROPERTY & CASUALTY) - 0.66%

A. I. Credit Corp.
 5.29%                                   04/09/97   18,250      18,145,412
--------------------------------------------------------------------------

PERSONAL CREDIT - 4.00%

American Express Credit Corp.
 5.28%                                   03/10/97   10,000       9,986,800
--------------------------------------------------------------------------
Associates Corp. of North America
 5.40%                                   03/03/97   75,000      74,977,500
--------------------------------------------------------------------------
AVCO Financial Services, Inc.
 5.32%                                   03/26/97   25,000      24,907,639
--------------------------------------------------------------------------
                                                               109,871,939
--------------------------------------------------------------------------

MISCELLANEOUS - 1.09%

International Lease Finance Corp.
 5.29%                                   03/19/97   15,000      14,960,325
--------------------------------------------------------------------------
 5.30%                                   04/10/97   15,000      14,911,666
--------------------------------------------------------------------------
                                                                29,871,991
--------------------------------------------------------------------------

MULTIPLE INDUSTRY - 0.90%

General Electric Capital Corp.
 5.29%                                   04/23/97   25,000      24,805,298
--------------------------------------------------------------------------
    Total Financial                                            420,058,076
--------------------------------------------------------------------------

RETAIL - 1.80%

DEPARTMENT STORES - 1.80%

Penney (J.C.) Funding Corp.
 5.30%                                   05/20/97   25,000      24,705,556
--------------------------------------------------------------------------
 5.30%                                   05/21/97   25,000      24,701,875
--------------------------------------------------------------------------
    Total Retail                                                49,407,431
--------------------------------------------------------------------------

                                             MATURITY PAR (000)     VALUE
OTHER - 4.29%

DIVERSIFIED - 3.40%

BTR Dunlop Finance Inc.
 5.29%                                       03/05/97 $ 10,000  $   9,994,122
-----------------------------------------------------------------------------
 5.31%                                       03/05/97   10,000      9,994,100
-----------------------------------------------------------------------------
 5.31%                                       06/18/97   25,000     24,598,062
-----------------------------------------------------------------------------
 5.27%                                       08/07/97   25,000     24,418,104
-----------------------------------------------------------------------------
 5.28%                                       08/18/97   25,000     24,376,667
-----------------------------------------------------------------------------
                                                                   93,381,055
-----------------------------------------------------------------------------

MISCELLANEOUS - 0.89%

Cargill Financial Services Corp.
 5.35%                                       08/26/97   25,000     24,338,681
-----------------------------------------------------------------------------
    Total Other                                                   117,719,736
-----------------------------------------------------------------------------
    Total Commercial Paper                                        758,307,787
-----------------------------------------------------------------------------

COMMERCIAL PAPER TRUST CERTIFICATES - 6.19%

Citibank, N.A.
 5.465%(b)                                   12/26/97  170,000    170,000,000
-----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 18.02%

Goldman Sachs Group (The), L.P.
 5.568%(d)                                   04/23/97  170,000    170,000,000
-----------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
 5.438%(e)                                   04/07/97  170,000    170,000,000
-----------------------------------------------------------------------------
Morgan Stanley Group Inc.
 5.538%(f)                                   05/28/97  155,000    155,000,000
-----------------------------------------------------------------------------
    Total Master Note Agreements                                  495,000,000
-----------------------------------------------------------------------------

MEDIUM TERM NOTES - 0.91%

Associates Corp. of North America
 5.20%(c)                                    03/02/98   25,000     24,980,640
-----------------------------------------------------------------------------
U.S. TREASURY BILLS - 0.86%
 5.28%(g)                                    03/05/98   25,000     23,665,333
-----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                1,471,953,760
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 47.61%(h)

Barclays De Zoete Wedd Securities, Inc.(i)
 5.38%                                       03/03/97  100,000    100,000,000
-----------------------------------------------------------------------------
Dean Witter Reynolds Inc.(j)
 5.4375%                                           --  100,000    100,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co.
 5.43%(k)                                    03/03/97  255,000    255,000,000
-----------------------------------------------------------------------------
 5.75%(l)                                    03/03/97  200,000    200,000,000
-----------------------------------------------------------------------------

                                          MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - (continued)

Greenwich Capital Markets, Inc. (m)
 5.41%                                    03/03/97 $110,000  $  110,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc(n)
 5.40%                                    03/03/97  112,181     112,181,455
------------------------------------------------------------------------------
Nomura Securities International, Inc.(o)
 5.40%                                          --  100,000     100,000,000
------------------------------------------------------------------------------
SBC Capital Markets, Inc.(p)
 5.40%                                    03/03/97  110,000     110,000,000
------------------------------------------------------------------------------
Smith Barney, Inc.(q)
 5.41%                                    03/03/97  110,000     110,000,000
------------------------------------------------------------------------------
UBS Securities LLC(r)
 5.41%                                    03/03/97  110,000     110,000,000
------------------------------------------------------------------------------
    Total Repurchase Agreements                               1,307,181,455
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.21%                                   2,779,135,215(s)
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (1.21%)                         (33,331,846)
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $2,745,803,369
==============================================================================

Notes to Schedule of Investments:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on February 28, 1997.
(c) Interest rates are redetermined daily. Rate shown is the rate in effect on February 28, 1997.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on February 28, 1997.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on February 28, 1997.
(f) Master Note Purchase Agreement may be terminated by either party upon three business days' notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on February 28, 1997.
(g) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(h) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Entered into on 02/28/97 with a maturing value of $100,044,833. Collateralized by U.S. Government agency obligations, 0% to 6.35% due 03/03/97 to 11/23/01 with an aggregate market value at February 28, 1997 of $102,000,923.

(j) Open repurchase agreement entered into on 02/03/97; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by U.S. Government agency obligations, 0% to 11.00% due 03/14/97 to 01/01/33 and U.S. Treasury obligations, 6.75% due 05/31/97 with an aggregate market value at February 28, 1997 of $102,000,167.
(k) Joint repurchase agreement entered into on 02/28/97 with a maturing value of $400,181,000. Collateralized by U.S. Government agency obligations, 6.084% to 7.323% due 07/01/20 to 08/01/34 with an aggregate market value at February 28, 1997 of $408,000,000.
(l) Joint repurchase agreement entered into on 02/28/97 with a maturing value of $248,431,049. Collateralized by U.S. Treasury obligations, 6.25% due 08/15/23 with an aggregate market value at February 28, 1997 of $253,278,375.
(m) Joint repurchase agreement entered into on 02/28/97 with a maturing value of $400,180,333. Collateralized by U.S. Government agency obligations, 5.00% to 10.00% due 03/01/97 to 03/01/26 with an aggregate market value at February 28, 1997 of $408,001,076.
(n) Joint repurchase agreement entered into on 02/28/97 with a maturing value of $400,180,000. Collateralized by U.S. Government agency obligations, 0.00% to 9.00% due 03/04/97 to 01/01/37 and U.S. Treasury obligations, 3.375% to 8.00% due 08/15/99 to 01/15/07 with an aggregate market value at February 28, 1997 of $408,003,951.
(o) Open joint repurchase agreement entered into on 07/16/96; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by U.S. Government agency obligations, 0% to 8.60% due 03/20/97 to 04/30/26 and U.S. Treasury obligations, 5.125% to 8.00% due 02/28/98 to 11/15/21 with an aggregate market value at February 28, 1997 of $336,600,720.
(p) Joint repurchase agreement entered into on 02/28/97 with a maturing value of $250,112,500. Collateralized by U.S. Government agency obligations, 4.894% to 9.00% due 12/01/00 to 03/01/35 with an aggregate market value at February 28, 1997 of $256,205,770.
(q) Joint repurchase agreement entered into on 02/28/97 with a maturing value of $200,090,167. Collateralized by U.S. Government agency obligations, 0% to 9.50% due 01/22/99 to 08/01/33 with an aggregate market value at February 28, 1997 of $204,000,000.
(r) Joint repurchase agreement entered into on 02/28/97 with a maturing value of $250,112,708. Collateralized by U.S. Government agency obligations, 0% to 8.00% due 10/17/97 to 08/01/25 and U.S. Treasury obligations, 7.50% due 11/15/01 with an aggregate market value at February 28, 1997 of $255,003,416.
(s) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1997
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,471,953,760
------------------------------------------------------------------------
Repurchase agreements                                      1,307,181,455
------------------------------------------------------------------------
Interest receivable                                            3,082,226
------------------------------------------------------------------------
Investment for deferred compensation plan                         27,871
------------------------------------------------------------------------
Other assets                                                      86,002
------------------------------------------------------------------------
  Total assets                                             2,782,331,314
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        23,665,333
------------------------------------------------------------------------
 Dividends                                                    12,685,724
------------------------------------------------------------------------
 Deferred compensation                                            27,871
------------------------------------------------------------------------
Accrued advisory fees                                             85,000
------------------------------------------------------------------------
Accrued distribution fees                                         17,775
------------------------------------------------------------------------
Accrued directors' fees                                            2,921
------------------------------------------------------------------------
Accrued administrative services fees                               4,654
------------------------------------------------------------------------
Accrued transfer agent fees                                       21,089
------------------------------------------------------------------------
Accrued operating expenses                                        17,578
------------------------------------------------------------------------
  Total liabilities                                           36,527,945
------------------------------------------------------------------------

NET ASSETS                                                $2,745,803,369

========================================================================

NET ASSETS:

Institutional Class                                       $2,593,201,634
========================================================================
Cash Management Class                                     $   92,044,875
========================================================================
Private Investment Class                                  $   43,428,880
========================================================================
MSTC Cash Reserves Class                                  $   17,127,980
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        2,594,718,463
========================================================================
Cash Management Class                                         92,099,472
========================================================================
Private Investment Class                                      43,454,249
========================================================================
MSTC Cash Reserves Class                                      17,137,987
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1997
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $65,137,973
------------------------------------------------------------------

EXPENSES:

Advisory fees                                           1,804,856
------------------------------------------------------------------
Custodian fees                                             76,129
------------------------------------------------------------------
Administrative services fees                               26,974
------------------------------------------------------------------
Distribution fees (Note 2)                                172,922
------------------------------------------------------------------
Directors' fees and expenses                                4,689
------------------------------------------------------------------
Filing fees                                                73,008
------------------------------------------------------------------
Transfer agent fees                                       108,291
------------------------------------------------------------------
Other                                                      73,548
------------------------------------------------------------------
  Total expenses                                        2,340,417
------------------------------------------------------------------
Less fee waivers and expense reimbursements            (1,517,946)
------------------------------------------------------------------
  Net expenses                                            822,471
------------------------------------------------------------------
Net investment income                                  64,315,502
------------------------------------------------------------------
Net realized gain on sales of investments                 126,395
------------------------------------------------------------------
Net increase in net assets resulting from operations  $64,441,897
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1997 and year ended August 31, 1996 (Unaudited)

                                              FEBRUARY 28,     AUGUST 31,
                                                  1997            1996
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $   64,315,502  $   98,908,897
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                       126,395      (1,596,067)
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    64,441,897      97,312,830
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (64,315,502)    (98,908,897)
----------------------------------------------------------------------------
Capital stock transactions -- net               658,732,652     801,077,731
----------------------------------------------------------------------------
  Net increase in net assets                    658,859,047     799,481,664
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         2,086,944,322   1,287,462,658
----------------------------------------------------------------------------
  End of period                              $2,745,803,369  $2,086,944,322
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $2,747,410,171  $2,088,677,519
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                (1,606,802)     (1,733,197)
----------------------------------------------------------------------------
                                             $2,745,803,369  $2,086,944,322
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1997
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Liquid Assets Portfolio and the Prime Portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio"). The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
 The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Portfolio has a capital loss carryforward of $1,733,197 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Portfolio cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are applicable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a fee, paid monthly, with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the six months ended February 28, 1997, AIM voluntarily waived fees of $1,457,445 on the Portfolio.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1997, the Portfolio reimbursed AIM $26,974 for such services.

 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the six months ended February 28, 1997, the Portfolio paid AIFS $108,291 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class of the Portfolio. The Plan provides that the Private Investment Class, Cash Management Class and the MSTC Cash Reserves Class pay FMC up to a maximum annual rate of 0.50%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25%, 0.10% and 0.20% of the average daily net assets, respectively, of each of the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Cash Management Class or the MSTC Cash Reserves Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the six months ended February 28, 1997, the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class accrued as compensation to FMC amounts of $80,702, $26,792 and $4,927, respectively, under the Plan. FMC waived fees of $60,501 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC, and AIFS.
 During the six months ended February 28, 1997, the Portfolio paid legal fees of $5,791 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Fund's directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

Shareholders' Meeting

An annual meeting of shareholders of the Fund was held on February 7, 1997 (the "Meeting"). The following four items were approved by the 7,946,370,712 shares of the Fund represented at the Meeting, with the following vote totals cast with respect to each item:

  (1) ELECTION OF DIRECTORS. At the Meeting, Messrs. Charles T. Bauer, Bruce
  L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar were reelected to the Board of Directors of the Fund. 7,945,747,161 shares of the Fund voted for each of the directors, respectively, and 623,551 shares of the Fund withheld authority, respectively.

  (2) RATIFICATION OF INDEPENDENT ACCOUNTANTS. 7,944,484,460 shares of the Fund voted for the ratification of the appointment of KPMG Peat Marwick LLP as independent accountants for the Fund for the Fund's fiscal year ending August 31, 1997. 691,022 shares of the Fund voted against ratification of the accountants and 1,195,229 shares of the Fund abstained.

  (3) APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT. At the Meeting, shareholders of the Portfolio were asked to approve a new Investment Advisory Agreement (the "Agreement") between the Fund and A I M Advisors, Inc. 1,590,748,383 shares of the Portfolio voted to approve the Agreement. No shares of the Portfolio voted against the Agreement and no shares of the Portfolio abstained.

  (4) ELIMINATION OF THE FUNDAMENTAL INVESTMENT POLICY PROHIBITING OR RESTRICTING INVESTMENTS IN OTHER INVESTMENT COMPANIES. 1,565,896,805 shares of the Portfolio voted for the elimination of the fundamental investment policy, 105,264 shares of the Portfolio voted against the elimination of the policy and no shares of the Portfolio abstained.

NOTE 4 - CAPITAL STOCK
Changes in capital stock during the six months ended February 28, 1997 and the year ended August 31, 1996 were as follows:

                                 FEBRUARY 28, 1997                   AUGUST 31, 1996
                          --------------------------------  ----------------------------------
                              SHARES           AMOUNT            SHARES           AMOUNT
                          ---------------  ---------------  ---------------- -----------------
Sold:
  Institutional Class      38,470,966,707  $38,470,966,707    51,676,611,824 $  51,676,611,824
----------------------------------------------------------------------------------------------
  Cash Management Class*      316,417,204      316,417,204       320,121,330       320,121,330
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                    117,130,165      117,130,165       136,803,186       136,803,186
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                    19,097,660       19,097,660                --                --
----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class           6,418,383        6,418,383         4,477,681         4,477,681
----------------------------------------------------------------------------------------------
  Cash Management Class*          584,427          584,427           283,906           283,906
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                      1,363,097        1,363,097           727,956           727,956
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                        93,660           93,660                --                --
----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class     (37,873,071,690) (37,873,071,690) (50,978,284,230)  (50,978,284,230)
----------------------------------------------------------------------------------------------
  Cash Management Class*     (278,156,688)    (278,156,688)    (267,150,707)     (267,150,707)
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                   (120,056,940)    (120,056,940)     (92,513,215)      (92,513,215)
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                    (2,053,333)      (2,053,333)               --                --
----------------------------------------------------------------------------------------------
Net increase                  658,732,652  $   658,732,652       801,077,731 $     801,077,731
==============================================================================================

  *The Cash Management Class commenced operations on January 17, 1996. **The Private Investment Class commenced operations on February 16, 1996.
***The MSTC Cash Reserves Class commenced operations on September 23, 1996.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of capital stock outstanding of the Institutional Class during the six months ended February 28, 1997, each of the years in the two year period ended August 31, 1996 and the period November 4, 1993 (date operations commenced) through August 31, 1994.

                                                                                        AUGUST 31,
                                                             FEBRUARY 28,    ----------------------------------
                                                                 1997           1996        1995        1994
                                                             ------------    ----------  ----------  ----------
Net asset value, beginning of period                          $     1.00     $     1.00  $     1.00  $     1.00
-------------------------------------------------------       ----------     ----------  ----------  ----------
Income from investment operations:
  Net investment income                                             0.03           0.06        0.06        0.03
-------------------------------------------------------       ----------     ----------  ----------  ----------
Less distributions:
  Dividends from net investment income                             (0.03)         (0.06)      (0.06)      (0.03)
-------------------------------------------------------       ----------     ----------  ----------  ----------
Net asset value, end of period                                $     1.00     $     1.00  $     1.00  $     1.00
=======================================================       ==========     ==========  ==========  ==========
Total return                                                        5.42%(a)       5.68%       5.83%       3.83%(a)
=======================================================       ==========     ==========  ==========  ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,593,202     $1,988,755  $1,287,463  $1,028,350
=======================================================       ==========     ==========  ==========  ==========
Ratio of expenses to average net assets(b)                          0.06%(c)       0.03%       0.11%       0.05%(a)
=======================================================       ==========     ==========  ==========  ==========
Ratio of net investment income to average net assets(d)             5.35%(c)       5.52%       5.69%       3.85%(a)
=======================================================       ==========     ==========  ==========  ==========

(a) Annualized.
(b) After waiver of fees and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of fees and/or expense reimbursements were 0.18% for the periods 1997-1994, respectively. Ratios are annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $2,299,667,666.
(d) After waiver of fees and/or expense reimbursements. Ratios of net investment income to average net assets prior to waiver of fees and/or expense reimbursements were 5.22%, 5.37%, 5.62% and 3.72% for the periods 1997-1994, respectively. Ratios are annualized for periods less than one year.

                           DIRECTORS
Charles T. Bauer                          John F. Kroeger          Short-Term
Bruce L. Crockett                        Lewis F. Pennock          Investments Co.
Owen Daly II                              Ian W. Robinson          (STIC)
Carl Frischling                            Louis S. Sklar
Robert H. Graham

                           OFFICERS
Charles T. Bauer                                 Chairman
Robert H. Graham                                President
John J. Arthur             Sr. Vice President & Treasurer          Liquid Assets
Gary T. Crum                           Sr. Vice President          Portfolio
Carol F. Relihan           Sr. Vice President & Secretary          --------------------------------------------------------
Dana R. Sutton       Vice President & Assistant Treasurer          Institutional                                SEMI-
Melville B. Cox                            Vice President          Class                                        ANNUAL
Karen Dunn Kelley                          Vice President                                                       REPORT
J. Abbott Sprague                          Vice President
P. Michelle Grace                     Assistant Secretary
David L. Kite                         Assistant Secretary
Nancy L. Martin                       Assistant Secretary                                                 FEBRUARY 28, 1997
Ofelia M. Mayo                        Assistant Secretary
Kathleen J. Pflueger                  Assistant Secretary
Samuel D. Sirko                       Assistant Secretary
Stephen I. Winer                      Assistant Secretary
Mary J. Benson                        Assistant Treasurer

                         INVESTMENT ADVISOR
                         A I M Advisors, Inc.
                    11 Greenway Plaza, Suite 100
                          Houston, TX 77046
                            (800) 347-1919

                             DISTRIBUTOR
                       Fund Management Company
                    11 Greenway Plaza, Suite 100
                          Houston, TX 77046
                            (800) 659-1005

                              CUSTODIAN
                         The Bank of New York
                   90 Washington Street, 11th Floor
                          New York, NY 10286

                         LEGAL COUNSEL TO FUND
                  Ballard Spahr Andrews & Ingersoll
                    1735 Market Street, 51st Floor
                      Philadelphia, PA 19103-7599

                       LEGAL COUNSEL TO DIRECTORS
                   Kramer, Levin, Naftalis & Frankel
                            919 Third Avenue
                           New York, NY 10022

                              TRANSFER AGENT
                 A I M Institutional Fund Services, Inc.
                      11 Greenway Plaza, Suite 100
                          Houston, TX 77046-1173

This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                 FUND MANAGEMENT COMPANY